Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of detailed information about property, plant and equipment
The estimated useful lives for each asset class are as follows:

Equipment	3 - 5 years
Computer hardware and computer-related software	3 - 5 years
Furniture and fittings	5 - 10 years
Leasehold improvements	Shorter of the remaining lease term or 7 years
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements	Total
	(U.S. $ in thousands)
As of June 30, 2017
Opening cost balance	$3,400	$52,141	$5,409	$25,114	$86,064
Additions	1,138	2,106	1,693	9,168	14,105
Disposals	(645)	(794)	(34)	(471)	(1,944)
Effect of change in exchange rates	2	(5)	15	29	41
Closing cost balance	3,895	53,448	7,083	33,840	98,266

Opening accumulated depreciation	(1,727)	(15,390)	(1,444)	(8,741)	(27,302)
Depreciation expense	(1,022)	(23,729)	(1,016)	(5,923)	(31,690)
Effect of change in exchange rates	(2)	1	(6)	6	(1)
Disposals	630	782	17	471	1,900
Closing accumulated depreciation	(2,121)	(38,336)	(2,449)	(14,187)	(57,093)
Net book amount	$1,774	$15,112	$4,634	$19,653	$41,173
As of June 30, 2018
Opening cost balance	$3,895	$53,448	$7,083	$33,840	$98,266
Additions	1,651	247	4,023	28,279	34,200
Disposals	(320)	(44,545)	(83)	(668)	(45,616)
Effect of change in exchange rates	(2)	(3)	8	5	8
Closing cost balance	5,224	9,147	11,031	61,456	86,858

Opening accumulated depreciation	(2,121)	(38,336)	(2,449)	(14,187)	(57,093)
Depreciation expense	(1,214)	(11,543)	(1,485)	(7,915)	(22,157)
Effect of change in exchange rates	(1)	1	(4)	21	17
Disposals	272	43,048	43	668	44,031
Closing accumulated depreciation	(3,064)	(6,830)	(3,895)	(21,413)	(35,202)
Net book amount	$2,160	$2,317	$7,136	$40,043	$51,656